INVENTORIES (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
INVENTORIES
Medical consumable supplies	$ 6,781	$ 4,015
Medical consumable
INVENTORIES
Medical consumable supplies	$ 6,781	$ 4,015